LONG-TERM OPERATING COMMITMENTS - Purchase of Fixed and Intangible Assets (Details) - Eletronuclear R$ in Thousands	Dec. 31, 2018 BRL (R$)
2020
Purchase of Fixed and Intangible Assets
Total	R$ 1,360,618
2021
Purchase of Fixed and Intangible Assets
Total	1,103,159
2022
Purchase of Fixed and Intangible Assets
Total	739,710
2023
Purchase of Fixed and Intangible Assets
Total	691,599
2024
Purchase of Fixed and Intangible Assets
Total	196,748
After 2024
Purchase of Fixed and Intangible Assets
Total	R$ 24,777